Symons Institutional Funds

Symons Alpha Growth Institutional Fund

Symons Alpha Value Institutional Fund

Supplement to the Prospectus dated March 31, 2008

          The following information supplements the information found with respect to each Fund under the heading “Principal Strategies” in the Prospectus:

          The Alpha Growth Fund and the Alpha Value Fund may each invest in foreign securities through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) without limit.

          The Alpha Growth Fund and the Alpha Value Fund may each use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. Each Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.

          The following information supplements the information found under the heading “Summary of the Principal Risks of Investing in the Funds” in the Prospectus:

          Options Risk. When writing put and call options, a Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the applicable Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or by designating liquid assets to cover such financial exposure. When purchasing options, a Fund is exposed to the potential loss of the option purchase price. Options may be illiquid and the market for options is largely unregulated. The use of options may not always be a successful strategy and using them could lower a Fund’s return.

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This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated March 31, 2008, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at

(877) 679-6667.

Supplement dated June 19, 2008

Symons Institutional Funds

Symons Alpha Growth Institutional Fund

Symons Alpha Value Institutional Fund

Supplement to the Statement of Additional Information (“SAI”) dated March 31, 2008

          The Non-Fundamental Investment Limitation stating that the Funds may not make loans of portfolio securities is hereby eliminated. Each Fund may engage in securities lending transactions, as described in the SAI. To the extent a Fund engages in such transactions, the Fund would be subject to the risks described under the heading “Additional Information About Fund Investments and Risk Considerations – Securities Lending” in the SAI.

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          Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 679-6667.

Supplement dated June 19, 2008

Symons Small Cap Institutional Fund

Supplement to the Prospectus dated April 30, 2008

          The following information supplements the information found under the heading “Principal Strategies” in the Prospectus:

          The Small Cap Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.

          The following information supplements the information found under the heading “Principal Risks of Investing in the Fund” in the Prospectus:

          Options Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or by designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Options may be illiquid and the market for options is largely unregulated. The use of options may not always be a successful strategy and using them could lower the Fund’s return.

*      *    *    *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated April 30, 2008, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at

(877) 679-6667.

Supplement dated June 19, 2008